Summary Prospectus JANUARY 28, 2021

JOHCM Credit Income Fund
Class / Ticker  Institutional Shares JOCIX  Class I Shares JOCEX  Class II Shares JOCMX
Before you invest, you may want to review the fund’s Prospectus, which contains information about the fund and its risks. The fund’s Prospectus and Statement of Additional Information, both dated JANUARY 28, 2021, are incorporated by reference into this Summary Prospectus. For free paper or electronic copies of the fund’s Prospectus and other information about the fund, go to https://www.johcm.com/us/how-to-invest/222/prospectus-sai, call 866-260-9549 (toll free) or 312-557-5913, or ask any financial advisor, bank, or broker-dealer who offers shares of the fund.

Investment Objective
The investment objective of the JOHCM Credit Income Fund (the “Fund”) is to preserve capital and deliver returns through a combination of income and modest capital appreciation.
 Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
	Institutional Shares	Class I Shares	Class II Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of net asset value)	None	None	None
Redemption Fee	None	None	None
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
	Institutional Shares	Class I Shares	Class II Shares
Management Fee	0.55%	0.55%	0.55%
Distribution (Rule 12b-1) Fees	None	0.10%	0.25%
Other Expenses[1]	4.54%	4.54%	4.54%
Total Annual Fund Operating Expenses	5.09%	5.19%	5.34%
Fee Waivers and Reimbursements[2]	(4.50%)	(4.50%)	(4.50%)
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	0.59%	0.69%	0.84%
1
Expenses are based on estimated amounts for the current fiscal year.
2
J O Hambro Capital Management Limited (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) exceed 0.59%, 0.69%, and 0.84% for Institutional Shares, Class I Shares, and Class II Shares, respectively, until January 28, 2023. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) to exceed the current expense limitation or the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Investment Advisory Agreement.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. The contractual expense limitation for the Fund is reflected only in the 1 year example. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:
	1 Year	3 Years
Institutional Shares	$60	$1,122
Class I Shares	$70	$1,151
Class II Shares	$86	$1,194

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 5.72% of the average value of its portfolio.
 Principal Investment Strategy
The Fund invests, under normal circumstances, at least 80% of its net assets in fixed income securities across a wide range of maturities. The securities can include investment grade corporate debt, high yield securities (higher risk, lower rated fixed income securities rated below BBB- by S&P or below Baa3 by Moody’s, also known as “junk bonds”), convertible bonds (including contingent convertible bonds), preferred stock, floating-rate debt, collateralized
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debt, municipal debt, foreign debt (including in emerging markets), commercial paper, loans and loan participations. The Fund may also invest up to 10% of its net assets in dividend paying common equities of companies of any size. Additionally, the Fund may also invest in foreign debt (including in emerging markets) and/or depositary receipts. Emerging market countries are those countries included in the MSCI Emerging Markets Index and MSCI Frontier Markets Index, countries with low to middle-income economies according to the International Bank for Reconstruction and Development (more commonly referred to as the World Bank), and other countries with similar emerging market characteristics. The Fund’s investments in any one sector may exceed 25% of its net assets. The Fund may also seek to obtain exposure to fixed income investments through investments in affiliated or unaffiliated investment companies, including exchange-traded funds (“ETFs”).
The Advisers seeks to build a portfolio that reflects their investment views across the fixed income markets that is consistent with the Fund’s objective of preserving capital and delivering returns through a combination of income and modest capital appreciation. The Advisers seeks to identify investments in companies that produce resilient income streams by primarily evaluating a business’s durability and capacity to avoid permanent impairment of capital; a company’s financial position, particularly its cash flow, stability of revenues and cost structure; and an investment’s corporate and legal structure. As market conditions change, the volatility and attractiveness of sectors, securities, and strategies can change as well. To optimize the Fund’s risk/return, the portfolio managers may dynamically adjust the mix of different asset class exposures.
Under certain market conditions, the Fund may, for the purposes of hedging, invest in various asset classes that the Adviser believes will protect capital and reduce the overall volatility of the Fund. These asset classes may include, but are not limited to exchange-traded funds that primarily invest in gold and precious metals; inflation-linked investments; and currency hedging instruments such as currency forward contracts and currency futures. The Fund may also use hedging and derivative instruments to reduce certain risk exposures present in the Fund’s holdings.
 Principal Investment Risks
All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions, and the value of your investment in the Fund also will vary. You could lose money on your investment in the Fund, or the Fund could perform worse than other investments. Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are the main risks of investing in the Fund. All of the risks listed below are material to the Fund, regardless of the order in which they appear.
Credit Risk. An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer’s financial strength or in a security’s credit rating may affect a security’s value.
Interest Rate Risk.  When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. When interest rates fall, the value of fixed income securities generally increase. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund. Your investment will decline in value if the value of the Fund’s investments decreases.
High Yield (“Junk Bond”) Investments Risk. Below investment grade fixed income securities, also known as “junk bonds,” are not investment grade and are generally considered speculative because they present a greater risk of loss than higher quality debt securities. These lower-rated or defaulted debt securities may fluctuate more in price, and are less liquid than higher-rated securities because issuers of such lower-rated debt securities are not as strong financially, and are more likely to encounter financial difficulties and be more vulnerable to adverse changes in the economy.
Foreign & Emerging Markets Risk. Investing in foreign securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers. Investing in emerging market securities magnifies the risks inherent in foreign investments exposes the Fund to economic structures that are generally less diverse and mature and to political systems that may be less stable than those of developed countries. The departure of one or more other countries from the European Union may have significant political and financial consequences for global markets.
Liquidity Risk.  The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value.
Loan-Related Investments Risk.  In addition to risks generally associated with debt investments (e.g., interest rate risk and default risk), loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be or become illiquid or less liquid, or lose all or substantially all of its value subsequent to investment.
Currency Risk. Investments in foreign countries are also subject to currency risk. As the Fund’s investments in foreign securities are generally denominated in foreign currencies, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund’s investments. Some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain such currencies. Certain developing countries face serious exchange constraints.
Hedging Risk. Hedging is a strategy in which the Fund uses a derivative or other security to offset certain risks associated with other Fund holdings or to render the portfolio more resilient to market fluctuations. There can be no assurance that the Fund’s hedging strategy will reduce risk or that hedging transactions will be either available or cost effective. The Fund is not required to use hedging and may choose not to do so.
Derivatives Risk. A derivative is an instrument with a value based on the performance of an underlying financial asset, index, or other measure. The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments. Derivatives may be volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.
Convertible Securities Risk. Convertible securities are hybrid securities that have characteristics of both fixed income and equity securities and are subject to risks associated with both fixed income and equity securities.
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Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the Fund invests will impact the value of the stocks held by the Fund and thus, the value of the Fund’s shares over short or extended periods. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics (including COVID-19), epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. Price volatility is the principal risk of investing in the Fund. Investments in small-capitalization or in mid-capitalization companies may be more volatile than investments in larger companies.
Investment Company Risk. Shareholders in the Fund will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses. Investments in other funds also may increase the amount of taxes payable by investors in the Fund.
ETF Risk. Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual ETFs in which the Fund invests. In addition, the value of commodity-linked ETFs may be affected by changes in overall market movements, commodity index volatility, change in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments. The prices of commodity-related ETFs may fluctuate quickly and dramatically and may not correlate to price movements in other asset classes, such as stocks, bonds, and cash.
Sector Risk.  The Fund may focus its investments in securities of a particular sector. Economic, legislative, or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.
Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect, and there is no guarantee that individual securities will perform as anticipated.
Municipal Securities Risk.  The value of municipal bonds that depend on a specific revenue source or general revenue source to fund their payment obligations may fluctuate as a result of changes in the cash flows generated by the revenue source(s) or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source(s). Also downgrades or defaults during economic downturns or similar periods of economic stress, could affect the market values and marketability of municipal obligations. For example, the novel coronavirus (COVID-19) has significantly stressed the financial resources of many municipal issuers. In addition, changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal bonds.
Preferred Stock Risk. The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.
CLO Risk.  Collateralized loan obligations (“CLOs”) issue classes or “tranches” that vary in risk and yield and may experience substantial losses due to actual defaults, decrease of market value due to collateral defaults and removal of subordinate tranches, market anticipation of defaults and investor aversion to CLO securities as a class. The risks of investing in CLOs depends largely on the tranche and the type of the underlying debts and loans in the tranche. Investments in subordinate tranches may carry greater risk. CLOs also carry risks including, but not limited to, interest rate risk and credit risk.
LIBOR Risk.  Instruments in which the Fund invests may pay interest at floating rates based on the London Interbank Offered Rate (“LIBOR”) or may be subject to interest caps or floors based on LIBOR. The use of LIBOR will be phased out by the end of 2021. Abandonment of or modifications to LIBOR could have adverse impacts on newly issued financial instruments and existing financial instruments which reference LIBOR and lead to significant short-term and long-term uncertainty and market instability.
Regulatory Risk. Changes in the laws or regulations of the United States or other countries, including changes to applicable tax laws and regulations, could impair the ability of the Fund to achieve its investment objective and could increase the operating expenses of the Fund.
Limited History of Operations.  The Fund is a newly organized, diversified, open-end management investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.
Natural Disaster/Epidemic Risk.  Natural or environmental disasters, including pandemics and epidemics have been and may be highly disruptive to economies and markets in ways that cannot necessarily be foreseen. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries. Any such events could have a significant adverse impact on the value of the Fund’s investments.
 Annual Return – Institutional Class Shares for year ended December 31*
Because the Fund does not have returns for a full calendar year, no investment return information is presented for the Fund at this time. In the future, investment return information will be presented in this section of the prospectus. The information will give some indication of the risks of investing in the Fund by comparing the Fund’s investment returns with a broad measure of market performance. The Fund intends to compare its performance to the Bloomberg Barclays US Aggregate Bond Index and the ICE BofA Merrill Lynch Global High Yield Constrained Index. Also, shareholder reports containing financial and investment return information will be provided to shareholders semi-annually. Updated performance information is available by calling 866-260-9549 (toll free) or 312-557-5913.
 Portfolio Management
Investment Adviser

The Fund’s investment adviser is J O Hambro Capital Management Limited. JOHCM (USA) Inc. is the Fund’s investment sub-adviser (the “Sub-Adviser”).

Portfolio Managers

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Giorgio Caputo Senior Fund Manager Length of Service: Since July 18, 2020
Adam Gittes Senior Fund Manager Length of Service: Since November 23, 2020
 Buying and Selling Fund Shares
Minimum Initial Investment:	To Buy or Sell Shares:
Institutional $1,000,000 Class I No minimum Class II No minimum Class III No minimum	JOHCM Funds c/o The Northern Trust Company P.O. Box 4766 Chicago, IL 60680-4766
There is no minimum for additional investments.	Telephone: 866-260-9549 (toll free) or 312-557-5913
You can buy or sell shares of the Fund on any business day that the Fund is open through your broker or financial intermediary, or by mail or telephone. You can pay for shares by wire.
 Dividends, Capital Gains and Taxes
The Fund intends to make distributions that are generally taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan. However, you may be subject to tax when you withdraw monies from a tax-advantaged plan.
 Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.